STOCK-BASED COMPENSATION - Exercise price range (Details)	12 Months Ended
	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number outstanding (in shares) | shares	994,599	823,527	785,429
Weighted average remaining contractual life	3 years 10 months 24 days
Weighted average exercise price (in dollars per share)	$ 35.87	$ 33.56	$ 26.69
Number exercisable (in shares) | shares	531,910	369,483
Weighted average exercise price (in dollars per share)	$ 28.06	$ 24.54
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	20.22
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	$ 57.71
$20.22 - $25.48
Disclosure of range of exercise prices of outstanding share options [line items]
Number outstanding (in shares) | shares	286,447
Weighted average remaining contractual life	1 year 10 months 24 days
Weighted average exercise price (in dollars per share)	$ 20.45
Number exercisable (in shares) | shares	286,447
Weighted average exercise price (in dollars per share)	$ 20.45
$20.22 - $25.48 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	20.22
$20.22 - $25.48 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	$ 25.48
$25.49 - $32.92
Disclosure of range of exercise prices of outstanding share options [line items]
Number outstanding (in shares) | shares	156,548
Weighted average remaining contractual life	3 years 2 months 12 days
Weighted average exercise price (in dollars per share)	$ 30.07
Number exercisable (in shares) | shares	114,132
Weighted average exercise price (in dollars per share)	$ 30.07
$25.49 - $32.92 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	25.49
$25.49 - $32.92 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	$ 32.92
$32.93 - $40.58
Disclosure of range of exercise prices of outstanding share options [line items]
Number outstanding (in shares) | shares	173,848
Weighted average remaining contractual life	4 years 2 months 12 days
Weighted average exercise price (in dollars per share)	$ 35.78
Number exercisable (in shares) | shares	84,726
Weighted average exercise price (in dollars per share)	$ 35.78
$32.93 - $40.58 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	32.93
$32.93 - $40.58 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	$ 40.58
$40.59 - $57.71
Disclosure of range of exercise prices of outstanding share options [line items]
Number outstanding (in shares) | shares	377,756
Weighted average remaining contractual life	5 years 7 months 6 days
Weighted average exercise price (in dollars per share)	$ 50.01
Number exercisable (in shares) | shares	46,605
Weighted average exercise price (in dollars per share)	$ 55.87
$40.59 - $57.71 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	40.59
$40.59 - $57.71 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	$ 57.71